UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: August 31, 2021

Date of reporting period: February 28, 2021

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

EMQQ The Emerging Markets Internet & Ecommerce ETF

Semi-Annual Report

February 28, 2021
(Unaudited)

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Table of Contents

The Fund files its complete schedule of Fund holdings with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how the Fund voted proxies relating to the Fund’s securities during the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-855-888-9892; and (ii) on the Commission’s website at https://www.sec.gov.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Sector Weightings†

46.3% Consumer Discretionary
33.6% Communication Services
5.5% Information Technology
4.5% Short-Term Investment
4.4% Financials
4.0% Real Estate
1.4% Health Care
0.3% Industrials

† Percentages based on total investments.

Description	Shares	Fair Value
COMMON STOCK — 99.5%

Argentina — 5.0%
Consumer Discretionary — 5.0%
Despegar.com*	89,780	$1,068,382
MercadoLibre*	60,046	98,361,953
Total Argentina		99,430,335

Brazil — 3.3%
Consumer Discretionary — 1.3%
Afya, Cl A*	47,751	1,070,577
B2W Cia Digital*	315,931	4,647,936
CVC Brasil Operadora e Agencia de Viagens*	300,095	886,869
GRUPO DE MODA SOMA*	276,200	663,112
Magazine Luiza	4,050,500	17,661,272
		24,929,766
Information Technology — 2.0%
Locaweb Servicos de Internet*	507,600	2,593,992
Pagseguro Digital, Cl A*	270,646	15,713,707
StoneCo, Cl A*	253,728	21,772,400
		40,080,099
Total Brazil		65,009,865

China — 53.3%
Communication Services — 20.1%
Autohome ADR	84,840	9,675,154
Baidu ADR*	317,130	89,893,670
Bilibili ADR*	279,330	35,187,200
BlueCity Holdings ADR* (A)	34,091	387,274
DouYu International Holdings ADR*	119,275	1,710,404
Fangdd Network Group ADR*	83,175	586,384
iQIYI ADR*	502,601	12,730,883
JOYY ADR	51,960	6,126,084
Momo ADR*	212,222	3,361,596
NetEase ADR	619,445	68,046,033
Qutoutiao ADR* (A)	246,391	859,904
SINA* (A)	77,018	3,324,867
Sogou ADR*	99,216	819,524
So-Young International ADR* (A)	100,998	1,516,990
Tencent Holdings	1,771,192	151,264,891
Description	Shares	Fair Value

Tencent Music Entertainment Group ADR*	405,146	$10,420,355
Weibo ADR*	43,666	2,409,053
		398,320,266

Consumer Discretionary — 22.7%
Alibaba Group Holding ADR*	591,347	140,598,663
Baozun ADR* (A)	93,758	4,306,305
Dada Nexus ADR*	310,420	11,007,493
GSX Techedu ADR* (A)	107,727	11,079,722
JD.com ADR*	1,300,543	122,081,971
Pinduoduo ADR*	694,098	118,801,814
Trip.com Group ADR*	621,268	24,509,023
Vipshop Holdings ADR*	460,970	17,203,400
Yunji ADR* (A)	150,954	377,385
		449,965,776
Financials — 3.4%
360 DigiTech ADR*	98,342	2,304,153
Futu Holdings ADR* (A)	56,773	8,674,347
LexinFintech Holdings ADR*	65,091	739,434
Lufax Holding ADR* (A)	3,633,748	54,578,895
		66,296,829
Health Care — 0.4%
Ping An Healthcare and Technology*	599,500	8,663,261

Industrials — 0.2%
51job ADR*	63,594	4,171,767

Information Technology — 2.3%
21Vianet Group ADR*	106,938	3,896,821
Kingdee International Software Group	4,170,000	14,970,899
Kingsoft Cloud Holdings ADR*	291,313	17,152,509
OneConnect Financial Technology ADR*	528,005	9,625,531
		45,645,760
Real Estate — 4.2%
KE Holdings ADR*	1,290,279	82,358,508
Phoenix Tree Holdings ADR* (A)	180,796	417,639
		82,776,147
Total China		1,055,839,806

Germany — 1.6%
Consumer Discretionary — 1.6%
Delivery Hero*	214,161	27,476,535
Jumia Technologies ADR*	88,272	3,911,332
Total Germany		31,387,867

Hong Kong — 13.2%
Communication Services — 3.4%
Alibaba Pictures Group*	19,230,000	2,677,255
China Literature* (A)	527,600	4,917,334
Kuaishou Technology, Cl B*	1,417,400	56,423,021
Meitu*	3,220,000	1,228,667
NetDragon Websoft	303,000	735,104
XD*	140,800	1,252,386
		67,233,767

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

February 28, 2021 (Unaudited) (Continued)

Description	Shares	Fair Value

Consumer Discretionary — 7.1%
HengTen Networks Group* (A)	7,564,800	$12,677,319
Koolearn Technology Holding* (A)	329,500	921,726
Maoyan Entertainment*	593,400	1,132,129
Meituan, Cl B*	2,831,100	124,085,415
Tongcheng-Elong Holdings*	972,400	2,283,915
		141,100,504
Financials — 0.5%
Yixin Group* (A)	3,079,000	1,131,205
ZhongAn Online P&C Insurance, Cl H* (A)	1,319,300	8,869,201
		10,000,406
Health Care — 1.0%
Alibaba Health Information Technology*	6,046,000	20,264,137

Information Technology — 1.2%
China Youzan*	21,220,000	9,081,761
Kingsoft	1,237,000	8,674,715
Weimob*	1,492,000	4,337,125
Yeahka* (A)	236,000	2,525,089
		24,618,690
Total Hong Kong		263,217,504

India — 0.6%
Communication Services — 0.4%
Info Edge India	104,538	6,985,346
Just Dial*	18,252	177,453
		7,162,799
Consumer Discretionary — 0.1%
MakeMyTrip*	70,713	2,372,421

Information Technology — 0.1%
Route Mobile*	86,381	1,947,966
Total India		11,483,186

Netherlands — 3.8%
Consumer Discretionary — 3.8%
Prosus*	628,211	74,772,863
Total Netherlands		74,772,863

Poland — 0.4%
Consumer Discretionary — 0.4%
Allegro.eu*	467,585	8,074,277
Total Poland		8,074,277

Russia — 2.9%
Communication Services — 1.9%
Mail.Ru Group GDR*	317,677	8,529,627
Yandex, Cl A*	463,149	29,634,589
		38,164,216
Consumer Discretionary — 0.9%
Ozon Holdings ADR* (A)	307,032	18,222,349

Industrials — 0.1%
HeadHunter Group ADR (A)	37,982	1,321,394
Description	Shares	Fair Value

Information Technology — 0.0%
QIWI ADR (A)	77,805	$831,736
Total Russia		58,539,695

South Africa — 5.3%
Communication Services — 0.2%
MultiChoice Group	501,221	4,224,205

Consumer Discretionary — 5.1%
Naspers, Cl N	437,036	101,509,212
Total South Africa		105,733,417

South Korea — 6.0%
Communication Services — 5.8%
AfreecaTV	11,281	731,985
Com2uSCorp	11,831	1,457,419
Kakao	69,756	30,299,001
Kakao Games*	51,162	2,459,055
NAVER	182,128	60,790,387
NCSoft	20,289	16,902,985
NHN*	13,358	821,574
Webzen*	22,243	714,706
		114,177,112
Consumer Discretionary — 0.1%
CJ ENM	14,350	1,766,448

Information Technology — 0.1%
Cafe24*	21,100	613,187
Kginicis	23,029	375,105
		988,292
Total South Korea		116,931,852

Taiwan — 0.1%
Consumer Discretionary — 0.1%
momo.com	69,000	2,395,584
PChome Online	132,000	390,040
Total Taiwan		2,785,624

Thailand — 3.1%
Communication Services — 3.1%
Sea ADR*	256,629	60,484,889
Total Thailand		60,484,889

United Arab Emirates — 0.2%
Communication Services — 0.2%
Yalla Group ADR* (A)	162,774	3,533,823
Total United Arab Emirates		3,533,823

United Kingdom — 0.7%
Financials — 0.7%
TCS Group Holding GDR	277,702	14,468,274
Total United Kingdom		14,468,274

Total Common Stock (Cost $1,345,950,788)		1,971,693,277

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

February 28, 2021 (Unaudited) (Concluded)

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 4.8%

United States — 4.8%
Invesco Government & Agency Portfolio, Cl Institutional, 0.010%, (B)(C)	93,965,816	$93,965,816

Total Short-Term Investment
(Cost $93,965,816)		93,965,816

Total Investments in Securities — 104.3%
(Cost $1,439,916,604)		$2,065,659,093

Percentages are based on net assets of $1,981,094,775.

*         Non-income producing security.

(A)     This security or a partial position of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $91,199,143.

(B)     This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2021 was $93,965,816.

(C)     The rate shown is the 7-day effective yield as of February 28, 2021.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of February 28, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Statement of Assets and Liabilities

February 28, 2021 (Unaudited)

Assets:
Investments at Cost	$1,439,916,604
Investments at Fair Value*	$2,065,659,093
Cash and Cash Equivalents	10,583,055
Receivable for Fund Shares Sold	14,081,548
Dividend and Interest Receivable	612,062
Reclaims Receivable	18,523
Total Assets	2,090,954,281

Liabilities:
Payable Upon Return on Securities Loaned	93,965,816
Payable for Investment Securities Purchased	13,889,181
Unrealized loss on foreign currency spot contracts	1,389
Payable for Foreign Currency Due to Custodian (Proceeds $1,234)	1,192
Advisory Fees Payable	1,356,202
Accrued Foreign Capital Gains Tax on Appreciated Securities	645,726

Total Liabilities	109,859,506

Net Assets	$1,981,094,775

Net Assets Consist of:
Paid-in Capital	$1,400,775,001
Total Distributable Earnings	580,319,774

Net Assets	$1,981,094,775

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	28,150,000
Net Asset Value, Offering and Redemption Price Per Share	$70.38

*         Includes Value of Securities on Loan of $91,199,143.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Statement of Operations

For the period ended February 28, 2021 (Unaudited)

Investment Income:

Dividend Income	$976,113
Interest Income	356
Income from Securities Lending	689,805
Less: Foreign Taxes Withheld	(297,138)

Total Investment Income	1,369,136

Expenses:

Advisory Fees	5,920,655

Total Expenses	5,920,655

Net Investment Loss	(4,551,519)

Net Realized Gain (Loss) on:
Investments(1)	18,568,490
Foreign Currency Transactions	(103,823)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	341,363,607
Foreign Capital Gains Tax on Appreciated Securities	(469,305)
Foreign Currency Translations	(5,655)

Net Realized and Unrealized Gain on Investments	359,353,314

Net Increase in Net Assets Resulting from Operations	$354,801,795

(1)             Includes realized gains (losses) as a result of in-kind redemptions (See Note 4 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Statements of Changes in Net Assets

	Period Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations:
Net Investment Income (Loss)	$ (4,551,519)	$ 6,501,433
Net Realized Gain on Investments(1)	18,464,667	16,911,224
Net Change in Unrealized Appreciation on Investments	340,888,647	295,039,587

Net Increase in Net Assets Resulting from Operations	354,801,795	318,452,244

Distributions	(2,667,250)	(5,163,467)

Capital Share Transactions:
Issued	663,102,590	334,842,648
Redeemed	—	(60,874,821)

Increase in Net Assets from Capital Share Transactions	663,102,590	273,967,827

Total Increase in Net Assets	1,015,237,135	587,256,604

Net Assets:
Beginning of Period/Year	965,857,640	378,601,036

End of Period/Year	$ 1,981,094,775	$ 965,857,640

Share Transactions:
Issued	10,300,000	7,650,000
Redeemed	—	(1,600,000)

Net Increase in Shares Outstanding from Share Transactions	10,300,000	6,050,000

(1)     Includes realized gains (losses) as a result of in-kind redemptions (See Note 4 in Notes to the Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Financial Highlights

Selected Per Share Data & Ratios

For the Period Ended February 28, 2021 (unaudited) and years ended August 31,

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(2)
2021†	$54.11	$(0.21)	$16.59	$16.38	$(0.11)	$—	$(0.11)	$70.38	$70.80	30.32%	$1,981,095	0.86%(3)	(0.66)%(3)	30%
2020	32.08	0.50	21.98	22.48	(0.45)	—	(0.45)	54.11	54.23	70.85	965,858	0.86	1.28	25
2019	33.05	(0.16)	(0.81)	(0.97)	—	—	—	32.08	31.97	(2.93)	378,601	0.86	(0.53)	25
2018	35.51	(0.23)	(1.87)	(2.10)	(0.14)	(0.22)	(0.36)	33.05	33.01	(6.05)	381,700	0.86	(0.59)	33
2017	25.88	(0.05)	9.85	9.80	(0.17)	—	(0.17)	35.51	35.56	38.23	271,660	0.86	(0.17)	17
2016	19.90	(0.15)	6.15	6.00	(0.02)	—	(0.02)	25.88	25.86	30.15	18,117	0.86	(0.68)	31

*         Per share data calculated using average shares method.

†        For the six-month period ended February 28, 2021 (unaudited).

(1)             Total return is for the period indicated. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)             Portfolio turnover rate is for the period indicated. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)             Annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2021 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of EMQQ The Emerging Markets Internet & Ecommerce ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet & Ecommerce ETF IndexTM (the “Index”). The Fund is classified as a “non-diversified” fund under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Fund commenced operations on November 12, 2014.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities, including warrants, listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2021 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended February 28, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs. For the period ended February 28, 2021, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of February 28, 2021, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2021 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned. The Fund is monitoring and recording accrued foreign capital gains tax on appreciated securities of $645,726 as of February 28, 2021, as shown on the Statement of Assets and Liabilities. For the period ended February 28, 2021, the Fund recorded net change in unrealized losses of $469,305 as shown on the Statement of Operations.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Fund issues and redeems shares at NAV and only in Creation Units, or multiples thereof. Except when aggregated in Creation Units, shares are not redeemable securities. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $750 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units created in the transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $750 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in the transaction. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2021 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the transaction fee is designed to cover.

Shares of the Fund may only be purchased or redeemed directly from the Fund by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses the Creation Unit breakdown based on the NAV as of February 28, 2021:

Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
50,000	$750	$3,519,000	$750

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 401, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.86% of average daily net assets of the Fund.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2021 (Unaudited) (Continued)

3. SERVICE PROVIDERS (concluded)

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser has entered into a license agreement with Big Tree Capital LLC, the Fund’s index provider, pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

An interested Trustee of the Trust is also an officer of the Adviser. He receives no fees for serving as an officer of the Trust.

Sub-Advisory Agreements

Penserra Capital Management LLC, (the “Sub-Adviser”), a New York limited liability company located at 4 Orinda Way, Suite 100-A, Orinda, California 94563, serves as the Fund’s sub-adviser pursuant to a sub-advisory agreement (the “Sub-Advisory-Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly out of the fee the Adviser receives from the Fund, at an annual rate of 0.05% on the first $250 million, 0.04% on the next $250 million, 0.035% on assets in excess of $500 million; subject to a $20,000 minimum fee.

The Sub-Adviser’s affiliated broker-dealer, Penserra Securities LLC (“Penserra Securities”), holds a minority interest in the Sub-Adviser. The Fund may execute brokerage or other agency transactions through registered broker dealer affiliates of the Fund, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and rules promulgated by the Commission. For the period ended February 28, 2021, the Fund paid commissions to affiliated brokers in the amount of $240,316.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended February 28, 2021, no fees were charged under the Plan; however, the Plan currently is not active and the 12b-1 fee may only be imposed after approval by the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust are affiliated with the Administrator. They receive no fees for serving as officers or interested trustee of the Trust.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2021 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS

For the period ended February 28, 2021, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$588,721,555	$406,082,638

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended February 28, 2021, in-kind transactions associated with creations and redemptions were:

Purchases	Sales	Realized Gain
$463,135,004	$—	$—

For the year ended August 31, 2020, the Fund had $25,403,663 of realized gains as a result of in-kind transactions.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

The tax character of dividends paid during the years ended August 31, 2020 and August 31, 2019 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
2020	$5,163,467	$—	$5,163,467
2019	—	—	—

As of August 31, 2020, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Post-October Losses	$(1,196,132)
Capital Loss Carryforwards	(35,602,114)
Undistributed Ordinary Income	2,667,221
Other Temporary Differences	(5)
Unrealized Appreciation	262,316,259
Total Distributable Earnings	$228,185,229

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2019 through August 31, 2020, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2021 (Unaudited) (Continued)

5. TAX INFORMATION (concluded)

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of August 31, 2020, the Fund has the following capital/loss carry forwards to offset capital gains for an unlimited period:

Short-Term	Long-Term	Total Capital Losses Carryforwards
$15,048,759	$20,553,355	$35,602,114

For federal income tax purposes, the cost of securities owned at August 31, 2020, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales and Passive Foreign Investment Company adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at February 28, 2021, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,439,916,604	$657,801,126	$(32,058,637)	$625,742,489

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index or in depositary receipts representing securities of the Index. The Index is designed to measure the performance of an investable universe of publicly-traded, emerging market internet and ecommerce companies.

Common Stock Risk:    Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Currency Exchange Rate Risk:    The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Depositary Receipt Risk:    ADRs, ADSs, GDRs and IDRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs, ADSs, GDRs and IDRs may be less liquid than the underlying shares in their primary trading market.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2021 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Early Close/Trading Halt Risk:    An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

Emerging Markets Securities Risk:    Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Foreign Securities Risk:    Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

Frontier Market Risk:    Certain foreign markets are only in the earliest stages of development and may be considered “frontier markets.” Frontier financial markets generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. Frontier markets have a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Frontier markets, particularly countries in the Middle East, have been, and may continue to be, impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

Geographic Investment Risk:    To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. As of December 1, 2020, the Fund invested a significant portion of its assets in the securities of Chinese and Hong Kong issuers.

Risks of Investing in China:    The Fund invests a significant portion of its assets in securities of Chinese issuers. Consequently, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2021 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Risks of Investing in Hong Kong:    Investments in Hong Kong issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates, or a tightening of China’s control over Hong Kong, may have an adverse impact on Hong Kong’s economy, including in connection with recent protests and unrests, may have an adverse impact on Hong Kong’s economy.

Geopolitical Risk:    Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Illiquid Investments Risk:    This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Index Tracking Risk:    The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Industry Concentration Risk:    Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. As of December 1, 2020, the Fund was concentrated in the internet software and services industry.

Internet Software and Services Industry Risk:    The Fund is subject to the risks faced by companies in the internet software and services industry, including: competitive pressures, such as aggressive pricing (including fixed-rate pricing), technological developments (including product-specific technological change), changing domestic demand, and the ability to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The information software and services industry may also be affected by risks that affect the broader information technology sector.

Internet Companies Risk:    The Fund invests in the securities of Internet Companies, including internet services companies and internet retailers. Internet Companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

Issuer-Specific Risk:    Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk:    Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2021 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk:    Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk:    The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk:    The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Operational Risk:    The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk:    The Fund is not actively managed and, therefore, the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Sector Focus Risk:    The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Communication Services Sector Risk:    Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk:    The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2021 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUND (concluded)

Small- and Mid-Capitalization Risk:    The small-and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk:    Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of the Fund’s shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

7. Securities Lending

The Fund has entered into a Securities Lending Agreement with Brown Brothers Harriman & Co. (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Fund that might occur during the term of the loan would be for the account of the Fund. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.

Securities lending transactions are entered into by the Fund under the Securities Lending Agreement, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Fund, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of February 28, 2021:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non- Cash Collateral Received	Net Amount
$91,199,143	$91,199,143	$—	$—

(1)          Collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statement of Assets and Liabilities.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

February 28, 2021 (Unaudited) (Concluded)

7. Securities Lending (concluded)

The value of loaned securities and related collateral outstanding at February 28, 2021 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of February 28, 2021, the cash collateral was invested in a Short-Term Investment with the following maturity:

Remaining Contractual Maturity of the Agreements, as of February 28, 2021:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Short-Term Investment	$93,965,816	$—	$—	$—	$93,965,816

8. OTHER

At February 28, 2021, the records of the Trust reflected that 100% of the Fund’s total shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

9. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of the pandemic on the financial performance of the Fund’s investments is not reasonably estimable at this time.

10. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of February 28, 2021.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2020, to February 28, 2021) (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return.    This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return.    This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE:    Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 9/1/2020	Ending Account Value 2/28/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Actual Fund Return	$1,000.00	$1,303.20	0.86%	$4.91
Hypothetical 5% Return	$1,000.00	$1,020.53	0.86%	$4.31

(1)          Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period).

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Supplemental Information

(Unaudited)

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.emqqetf.com.

10900 Hefner Point Drive, Suite 401

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Point Drive, Suite 401

Oklahoma City, OK 73120

Investment Sub-Adviser:

Penserra Capital Management LLC

4 Orinda Way, 100-A

Orinda, CA 94563

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

151 North Franklin Street

Suite 575

Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Fund.

EMQ-SA-001-0700

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 7, 2021

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: May 7, 2021